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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sansar Capital Management, L.L.C.
Address:  25 West 53rd Street
          New York, NY 10019

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Vincent Guacci
Title:  Chief Financial Officer
Phone:  (212) 399-8982

Signature, Place, and Date of Signing:

 /s/ Vincent Guacci        New York, NY              May 15, 2007
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 9

Form 13F Information Table Value Total:       $   186,802
                                               (thousands)

List of Other Included Managers:

   None

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                          Form 13F Information Table

                               TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP   (x$1000) PRN AMOUNT PRN CALL DISCRECTION MANAGERS  SOLE   SHARED NONE
--------------                 --------- --------- -------- ---------- --- ---- ----------- -------- ------- ------ ----
ASIAINFO HLDGS INC                COM    04518A104  12471    1815217   SH          SOLE              1815217
DOW CHEM CO                       COM    260543103  50964    1111300   SH          SOLE              1111300
DOW CHEM CO                       COM    260543103  29864     651200   SH  CALL    SOLE                              X
INFOSYS TECHNOLOGIES LTD       SPONSORED 456788108  25125     500000   SH  PUT     SOLE                              X
                                  ADR
MINDRAY MEDICAL INTL LTD       SPON ADR  602675100   2976     125000   SH          SOLE               125000
SOHU COM INC                      COM    83408W103  16990     792797   SH          SOLE               792797
3COM CORP                         COM    885535104  35977    9201270   SH          SOLE              9201270
SINOVAC BIOTECH LTD               SHS    P8696W104  10741    3533302   SH          SOLE              3533302
GIGAMEDIA LTD                     ORD    Y2711Y104   1694     122586   SH          SOLE               122586